Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Summary of Computation of Basic And Diluted Earnings Per Share
The following table sets forth the computation of the Company’s basic and diluted EPS attributable to common stockholders (in thousands, except share and per share amounts):

	Years Ended September 30,
	2020	2019	2018
Numerator:
Net income (loss)	$(122,233)	$(20,196)	$6,745

Net income (loss) attributable to common stockholders — basic and diluted	$(122,233)	$(20,196)	$6,745

Denominator:
Weighted average shares of common stock — basic and diluted	120,775,717	108,162,741	108,162,741

Net income (loss) attributable to common stockholders:

Net income (loss) per share attributable to common stockholders — basic and diluted	$(1.01)	$(0.19)	$0.06

Summary of Antidilutive Securities Excluded From Computation of Earnings Per Share
The following table includes the number of shares that may be dilutive common shares in the future, and were not included in the computation of diluted net income (loss) per share because the effect was anti-dilutive:

	Years Ended September 30,
	2020	2019	2018
Restricted Stock Awards	1,064,897	—	—
Stock Options	268,177	—	—
Restricted Stock Units	19,724	—	—